Other Contract Holder Funds - Liabilities for Other Contract Holder Funds (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds	$ 58,190,000	$ 58,190,000	[1]	$ 58,721,000	$ 58,721,000	[1]	$ 63,585,000
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		837,000			831,000
Variable Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		10,259,000			9,456,000
Fixed Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,696,000			13,185,000
Fixed Indexed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,787,000			13,161,000
RILA
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,875,000			110,000
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,215,000			11,570,000
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,319,000			1,394,000
Institutional Products
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		9,019,000			8,830,000
Other Product Lines
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 183,000			$ 184,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.